INVENTORIES (Details) - USD ($)	Oct. 31, 2021	Oct. 31, 2020
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 92,601	$ 26,199
Finished goods	142,226	120,612
Total inventories	$ 234,827	$ 146,811